Streaming transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	$ 215	$ 141	$ 148
Variable revenue - additional payments received	290	106	96
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	30	19	14
Variable revenue - additional payments received	11	4	3
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	185	122	134
Variable revenue - additional payments received	$ 279	$ 102	$ 93